Lending Activities - Credit quality performance indicators for commercial mortgages (Details) $ in Millions	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 45,166	$ 39,884
Allowance for credit losses	$ 600	$ 496	$ 657	$ 357
Commercial Mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	611	624
Total	$ 32,993	$ 30,528
Allowance for credit losses	$ 531	$ 423	$ 546	$ 266
Percent of Total	100.00%	100.00%
Percentage of total, allowance for credit losses	2.00%	1.00%
Commercial Mortgages | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	599	613
Total	$ 32,344	$ 30,079
Percent of Total	98.00%	99.00%
Commercial Mortgages | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	9	7
Total	$ 482	$ 390
Percent of Total	1.00%	1.00%
Commercial Mortgages | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0	0
Total	$ 0	$ 0
Percent of Total	0.00%	0.00%
Commercial Mortgages | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	3	4
Total	$ 167	$ 59
Percent of Total	1.00%	0.00%
Commercial Mortgages | Apartments
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 13,226	$ 12,394
Allowance for credit losses	89	93
Commercial Mortgages | Apartments | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	13,226	12,394
Commercial Mortgages | Apartments | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Apartments | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Apartments | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Offices
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,966	8,698
Allowance for credit losses	294	193
Commercial Mortgages | Offices | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,470	8,370
Commercial Mortgages | Offices | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	329	269
Commercial Mortgages | Offices | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Offices | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	167	59
Commercial Mortgages | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,286	4,043
Allowance for credit losses	54	69
Commercial Mortgages | Retail | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	3,192	4,026
Commercial Mortgages | Retail | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	94	17
Commercial Mortgages | Retail | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Retail | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total	5,417	3,262
Allowance for credit losses	65	39
Commercial Mortgages | Industrial | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	5,417	3,262
Commercial Mortgages | Industrial | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Industrial | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Industrial | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Hotel
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,808	1,830
Allowance for credit losses	23	23
Commercial Mortgages | Hotel | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,749	1,726
Commercial Mortgages | Hotel | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	59	104
Commercial Mortgages | Hotel | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Hotel | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Others
Financing Receivable, Credit Quality Indicator [Line Items]
Total	290	301
Allowance for credit losses	6	6
Commercial Mortgages | Others | In good standing
Financing Receivable, Credit Quality Indicator [Line Items]
Total	290	301
Commercial Mortgages | Others | Restructured
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Others | 90 days or less delinquent
Financing Receivable, Credit Quality Indicator [Line Items]
Total	0	0
Commercial Mortgages | Others | >90 days delinquent or in process of foreclosure
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 0	$ 0